Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 18, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 18, 2014
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
PFI Prospectus - Class A, C, J, P [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated August 18, 2014
to the Classes A, C, J and P Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013

(As supplemented on January 2, 2014, February 7, 2014, March 7, 2014, March 14, 2014, April 28, 2014, June 16, 2014, and July 15, 2014

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PFI Prospectus - Class A, C, J, P [Member] | Small-MidCap Dividend Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL-MIDCAP DIVIDEND INCOME FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delete the Objective and substitute: The Fund primarily seeks to provide a relatively high level of current income and long-term growth of income, and secondarily long-term growth of capital.